CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Operating Activities
Net income	$ 62,148	$ 153,501
Loss (income) from discontinued operations, net of taxes	34,920	(25,967)
Income from continuing operations	97,068	127,534
Adjustments to reconcile income from continuing operations to net cash provided by (used in) operating activities - continuing operations:
Depreciation and amortization	54,777	48,395
Impairment of goodwill	0	36,684
Impairment, Long-Lived Asset, Held-for-Use	182	1,277
Net gain on sale of assets	(13,124)	(328)
Net gain on sale of businesses	(409)	(75,945)
Unrealized Gain (Loss) on Investments	26,036	(7,096)
Stock-based compensation expense	3,185	4,133
Equity method earnings	(16,793)	(6,408)
Noncash debt refinancing expenses	1,921
Amortization of debt discounts and debt issuance costs	2,654	4,780
Deferred tax benefit	(2,831)	(12,704)
Pension and other postretirement benefit plan expense	2,868	1,088
Dividends received from equity method investments	6,268	4,193
Insured Event, Gain (Loss)	(3,869)	(527)
Other	(1,565)	417
Changes in operating assets and liabilities:
Receivables, net of allowances	(211,944)	(127,190)
Inventories	25,736	(3,772)
Prepaids, other current assets and other assets	(12,816)	(7,282)
Accounts payable, accrued liabilities and other liabilities	(17,790)	18,009
Net cash (used in) provided by operating activities - continuing operations	(60,446)	5,258
Investing activities
Sales of assets	10,076	1,898
Capital expenditures	(72,196)	(35,693)
Proceeds from sale of businesses, net of transaction costs	409	115,845
Insurance proceeds	18,971	527
Purchases of investments	(1)	(260)
Purchases of unconsolidated affiliates	(1,589)	(388)
Payments to Acquire Businesses, Net of Cash Acquired	1,882	685
Other	(13)	(1,894)
Financing activities
Proceeds from borrowings and overdrafts	1,151,108	908,034
Repayments on borrowings and overdrafts and payment of debt refinancing fees	(1,002,113)	(1,021,795)
Dividends paid to shareholders	(15,934)	(15,189)
Dividends paid to noncontrolling interests	(7,962)	(19,445)
Payment of contingent consideration	(919)	(996)
Net cash provided by (used in) financing activities - continuing operations	124,180	(149,391)
Effect of foreign exchange rate changes on cash	18,859	(8,079)
Net cash (used in) provided by operating activities - discontinued operations	(23,870)	18,464
Net cash used in investing activities - discontinued operations	(4,850)	(1,720)
Cash (used in) provided by discontinued operations, net	(28,720)	16,744
Increase (decrease) in cash and cash equivalents	7,648	(56,118)
Cash and cash equivalents at beginning of period, including discontinued operations	331,719	277,005
Cash and cash equivalents at end of period, including discontinued operations	339,367	220,887
Income tax payments, net of refunds	(53,567)	(56,096)
Interest payments on borrowings	(32,119)	(33,832)
Net cash (used in) provided by investing activities - continuing operations	$ (46,225)	$ 79,350